30. Provisions for Legal Claims (Tables)	12 Months Ended
Dec. 31, 2017
Provisions For Legal Claims Tables
Changes in Provisions for Litigation

		Income			Additions to
	Balances as of	Provision		Construction	fixed assets
	January 1, 2017	for litigations		cost	in progress			Balances as of
	Restated	Additions	Reversals	Additions	Additions	Discharges	Transfers	December 31, 2017
Tax
Cofins (a)	93,892	8,888	(23,032)	-	-	-	-	79,748
Others (b)	142,985	21,890	(113,739)	-	-	(433)	8,090	58,793
	236,877	30,778	(136,771)	-	-	(433)	8,090	138,541
Labors (c)	458,901	122,992	(18,518)	-	-	(87,744)	-	475,631
Employee benefits (d)	42,366	61,765	(7,194)	-	-	(7,498)	-	89,439
Civil
Civil and administrative claims (e)	295,484	255,280	(3,240)	-	-	(28,074)	8,163	527,613
Easements (f)	99,380	4,593	-	4,503	2,641	(181)	-	110,936
Expropriations and property (g)	65,712	848	(701)	24,285	5,499	(16)	-	95,627
Customers (h)	5,228	3,884	(286)	-	-	(449)	-	8,377
	465,804	264,605	(4,227)	28,788	8,140	(28,720)	8,163	742,553
Environmental (i)	1,432	960	(808)	-	-	-	-	1,584
Regulatory (j)	67,958	1,648	(5,290)	-	-	-	-	64,316
	1,273,338	482,748	(172,808)	28,788	8,140	(124,395)	16,253	1,512,064
							Current	112,000
							Noncurrent	1,400,064

		Income			Additions to
		Provision		Construction	fixed assets
		for litigations		cost	in progress			Balances as of
	Balances as of				Additions /			December 31, 2016
	January 1, 2016	Additions	Reversals	Additions	(Reversals)	Discharges	Transfers	Restated
Tax
Cofins (a)	258,715	28,563	(193,386)	-	-	-	-	93,892
Others (b)	68,333	118,357	(9,630)	-	-	(1,758)	(32,317)	142,985
	327,048	146,920	(203,016)	-	-	(1,758)	(32,317)	236,877
Labors (c)	408,133	168,352	(9,824)	-	-	(107,760)	-	458,901
Employee benefits (d)	104,480	7,583	(69,334)	-	-	(363)	-	42,366
Civil
Civil and administrative claims (e)	325,217	99,205	(53,965)	-	-	(74,973)	-	295,484
Easements (f)	62,869	1,786	(17,141)	49,842	2,575	(551)	-	99,380
Expropriations and property (g)	196,895	26,764	(943)	1,980	(5,197)	(1,537)	(152,250)	65,712
Customers (h)	13,656	-	(2,195)	-	-	(6,233)	-	5,228
	598,637	127,755	(74,244)	51,822	(2,622)	(83,294)	(152,250)	465,804
Environmental (i)	868	564	-	-	-	-	-	1,432
Regulatory (j)	55,770	12,211	(1)	-	-	(22)	-	67,958
	1,494,936	463,385	(356,419)	51,822	(2,622)	(193,197)	(184,567)	1,273,338

Contingent Liabilities

	12.31.2017	12.31.2016
Tax (a)	858,082	752,625
Labor (b)	360,322	423,495
Employee benefits (c)	20,262	23,631
Civil (d)	1,091,122	594,220
Regulatory (e)	793,720	765,906
	3,123,508	2,559,877